Commitments and Contingencies - Summary of Schedule Of Contractual Obligation (Parenthetical) (Details) - MSGE SPINCO, INC [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Marketing Partnership And Other IT Commitments [Member]
Other Commitments [Line Items]
Fair Value off-Balance Sheet Amount	$ 14,791
Letter of Credit [Member]
Other Commitments [Line Items]
Fair Value off-Balance Sheet Amount	$ 6,631